First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments
July 31, 2024 (Unaudited)

Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES — 22.5%
	Automobiles — 0.4%
134,828	Ford Motor Co.	6.00%	12/01/59	$3,128,009
679,177	Ford Motor Co.	6.50%	08/15/62	16,660,212
				19,788,221
	Banks — 2.1%
1,009,929	Bank of America Corp., Series KK	5.38%	(a)	23,692,934
918,441	Bank of America Corp., Series NN	4.38%	(a)	17,670,805
231,957	Citizens Financial Group, Inc.	7.38%	(a)	5,928,821
94,679	JPMorgan Chase & Co., Series DD	5.75%	(a)	2,394,432
5,045	JPMorgan Chase & Co., Series JJ	4.55%	(a)	106,550
529,632	KeyCorp (b)	6.20%	(a)	12,144,462
142,663	KeyCorp, Series F	5.65%	(a)	3,092,934
661,358	Pinnacle Financial Partners, Inc., Series B	6.75%	(a)	15,892,433
173,065	US Bancorp, Series K	5.50%	(a)	4,155,291
601,487	Wells Fargo & Co., Series Y	5.63%	(a)	14,411,628
543,079	Wintrust Financial Corp., Series E (b)	6.88%	(a)	13,517,236
				113,007,526
	Capital Markets — 3.3%
106,395	Affiliated Managers Group, Inc.	5.88%	03/30/59	2,381,120
197,154	Affiliated Managers Group, Inc.	4.75%	09/30/60	3,755,784
979,665	Affiliated Managers Group, Inc.	4.20%	09/30/61	16,507,355
1,052,690	Affiliated Managers Group, Inc.	6.75%	03/30/64	26,485,680
576,295	Brookfield Oaktree Holdings, LLC, Series A	6.63%	(a)	12,776,460
854,454	Brookfield Oaktree Holdings, LLC, Series B	6.55%	(a)	18,780,899
1,510,674	Carlyle Finance LLC	4.63%	05/15/61	27,675,548
855,635	KKR Group Finance Co. IX LLC	4.63%	04/01/61	16,470,974
880,290	Morgan Stanley, Series Q	6.63%	(a)	22,764,299
1,122,060	TPG Operating Group II, L.P.	6.95%	03/15/64	28,825,722
				176,423,841
	Consumer Finance — 0.1%
143,980	Capital One Financial Corp., Series I	5.00%	(a)	2,811,930
231,695	Capital One Financial Corp., Series J	4.80%	(a)	4,339,647
				7,151,577
	Diversified REITs — 0.3%
850,146	Global Net Lease, Inc., Series A	7.25%	(a)	18,261,136
	Diversified Telecommunication Services — 0.5%
361,114	AT&T, Inc., Series A	5.00%	(a)	7,478,671
997,186	AT&T, Inc., Series C	4.75%	(a)	19,834,030
				27,312,701
	Electric Utilities — 1.5%
3,228	Duke Energy Corp., Series A	5.75%	(a)	80,313
267,757	SCE Trust IV, Series J (b)	5.38%	(a)	6,415,458
743,484	SCE Trust V, Series K (b)	5.45%	(a)	18,022,052
338,602	SCE Trust VI	5.00%	(a)	6,626,441
1,333,585	SCE Trust VII, Series M	7.50%	(a)	34,899,919
580,450	SCE Trust VIII, Series N	6.95%	(a)	14,708,603
				80,752,786

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Financial Services — 0.9%
1,253,770	Equitable Holdings, Inc., Series A	5.25%	(a)	$27,507,714
720,965	Jackson Financial, Inc. (b)	8.00%	(a)	18,593,687
				46,101,401
	Food Products — 0.2%
326,032	CHS, Inc., Series 3	6.75%	(a)	8,072,552
	Gas Utilities — 0.3%
1,070,658	South Jersey Industries, Inc. (c)	5.63%	09/16/79	13,876,798
	Independent Power and Renewable Electricity Producers — 0.5%
891,011	Brookfield BRP Holdings Canada, Inc.	4.63%	(a)	13,908,682
614,193	Brookfield Renewable Partners, L.P., Series 17	5.25%	(a)	11,645,099
				25,553,781
	Insurance — 8.0%
2,142,113	AEGON Funding Co. LLC	5.10%	12/15/49	45,605,586
2,072,192	American National Group, Inc., Series A	5.95%	(a)	50,872,314
892,270	American National Group, Inc., Series B	6.63%	(a)	22,172,909
312,756	AmTrust Financial Services, Inc.	7.25%	06/15/55	4,925,907
363,925	AmTrust Financial Services, Inc.	7.50%	09/15/55	5,822,800
10,532	Arch Capital Group Ltd., Series F	5.45%	(a)	238,971
434,275	Arch Capital Group Ltd., Series G	4.55%	(a)	8,316,366
57,198	Argo Group International Holdings, Inc. (b)	7.00%	(a)	1,422,514
281,709	Aspen Insurance Holdings Ltd.	5.63%	(a)	5,620,095
1,772,529	Aspen Insurance Holdings Ltd. (c)	5.63%	(a)	35,149,250
435,474	Aspen Insurance Holdings Ltd., 3 Mo. Synthetic USD LIBOR + 4.06% (d)	9.65%	(a)	11,139,425
552,706	Assurant, Inc.	5.25%	01/15/61	11,678,678
1,022,813	Athene Holding Ltd. (b)	7.25%	03/30/64	25,774,888
1,166,755	Athene Holding Ltd., Series A (b)	6.35%	(a)	28,293,809
78,485	Athene Holding Ltd., Series C (b)	6.38%	(a)	1,947,998
116,575	Athene Holding Ltd., Series D	4.88%	(a)	2,130,991
1,483,010	Athene Holding Ltd., Series E (b)	7.75%	(a)	38,291,318
396,516	Axis Capital Holdings Ltd., Series E	5.50%	(a)	8,429,930
660,021	CNO Financial Group, Inc. (c)	5.13%	11/25/60	13,081,616
1,262,506	Delphi Financial Group Inc., 3 Mo. CME Term SOFR + CSA + 3.19% (d)	8.77%	05/15/37	29,826,704
1,650,649	F&G Annuities & Life, Inc.	7.95%	12/15/53	43,081,939
211,998	Globe Life, Inc.	4.25%	06/15/61	3,476,767
1,900	MetLife, Inc., Series F	4.75%	(a)	39,045
221,423	Phoenix (The) Cos., Inc.	7.45%	01/15/32	4,036,025
96,089	RenaissanceRe Holdings Ltd., Series F	5.75%	(a)	2,237,913
1,057,739	RenaissanceRe Holdings Ltd., Series G	4.20%	(a)	18,753,712
274,908	W. R. Berkley Corp.	5.10%	12/30/59	5,899,526
				428,266,996
	Mortgage REITs — 0.2%
300,285	AGNC Investment Corp., Series D, 3 Mo. CME Term SOFR + CSA + 4.33% (d)	9.89%	(a)	7,549,165
35,388	AGNC Investment Corp., Series E (b)	6.50%	(a)	876,561
186,477	AGNC Investment Corp., Series F (b)	6.13%	(a)	4,484,772
				12,910,498

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Multi-Utilities — 1.7%
1,024,426	Algonquin Power & Utilities Corp., Series 19-A, 3 Mo. Synthetic USD LIBOR + 4.01% (d)	9.60%	07/01/79	$25,795,047
586,267	Brookfield Infrastructure Finance ULC	5.00%	05/24/81	10,042,754
639,721	Brookfield Infrastructure Partners, L.P., Series 13	5.13%	(a)	12,161,096
56,380	Brookfield Infrastructure Partners, L.P., Series 14	5.00%	(a)	982,139
377,089	CMS Energy Corp.	5.88%	10/15/78	9,046,365
262,313	CMS Energy Corp.	5.88%	03/01/79	6,329,613
99,100	CMS Energy Corp., Series C	4.20%	(a)	1,859,116
20,021	DTE Energy Co.	4.38%	12/01/81	394,614
125,231	DTE Energy Co., Series E	5.25%	12/01/77	2,890,331
908,717	Sempra	5.75%	07/01/79	21,363,937
				90,865,012
	Real Estate Management & Development — 0.8%
1,463,350	Brookfield Property Partners, L.P., Series A	5.75%	(a)	18,423,576
62,828	Brookfield Property Partners, L.P., Series A-1	6.50%	(a)	942,420
1,095,624	Brookfield Property Partners, L.P., Series A2	6.38%	(a)	14,905,965
424,682	DigitalBridge Group, Inc., Series I	7.15%	(a)	9,580,826
37,876	DigitalBridge Group, Inc., Series J	7.13%	(a)	854,104
				44,706,891
	Specialized REITs — 0.1%
116,326	Public Storage, Series K	4.75%	(a)	2,430,050
17,986	Public Storage, Series L	4.63%	(a)	364,756
611	Public Storage, Series S	4.10%	(a)	11,010
				2,805,816
	Trading Companies & Distributors — 0.2%
439,432	Air Lease Corp., Series A (b)	9.24%	(a)	11,289,008
	Wireless Telecommunication Services — 1.4%
780,457	United States Cellular Corp.	6.25%	09/01/69	17,115,422
1,121,939	United States Cellular Corp.	5.50%	03/01/70	22,887,556
1,559,943	United States Cellular Corp.	5.50%	06/01/70	31,822,837
				71,825,815
	Total $25 Par Preferred Securities			1,198,972,356
	(Cost $1,332,444,848)
$100 PAR PREFERRED SECURITIES — 0.0%
	Food Products — 0.0%
700	Dairy Farmers of America, Inc. (e)	7.88%	(a)	68,600
	(Cost $64,400)
$1,000 PAR PREFERRED SECURITIES — 4.1%
	Banks — 4.1%
69,120	Bank of America Corp., Series L	7.25%	(a)	82,737,331
110,579	Wells Fargo & Co., Series L	7.50%	(a)	132,998,893
	Total $1,000 Par Preferred Securities			215,736,224
	(Cost $238,979,540)

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES — 69.7%
	Banks — 36.0%
$25,200,000	Banco Bilbao Vizcaya Argentaria S.A. (b) (f)	9.38%	(a)	$27,234,217
23,200,000	Banco Bilbao Vizcaya Argentaria S.A., Series 9 (b) (f)	6.50%	(a)	23,168,168
11,320,000	Banco de Credito e Inversiones S.A. (b) (e) (f)	8.75%	(a)	11,922,281
5,000,000	Banco de Credito e Inversiones S.A. (b) (f) (g)	8.75%	(a)	5,266,025
22,250,000	Banco Mercantil del Norte S.A. (b) (e) (f)	7.50%	(a)	21,928,754
15,700,000	Banco Mercantil del Norte S.A. (b) (e) (f)	7.63%	(a)	15,712,654
21,630,000	Banco Mercantil del Norte S.A. (b) (e) (f)	8.38%	(a)	22,265,598
15,500,000	Banco Santander S.A. (b) (f)	8.00%	(a)	15,679,570
35,600,000	Banco Santander S.A. (b) (f)	4.75%	(a)	32,901,915
21,600,000	Banco Santander S.A. (b) (f)	9.63%	(a)	23,574,478
37,200,000	Banco Santander S.A. (b) (f)	9.63%	(a)	42,551,592
200,000	Bank of America Corp., Series RR (b)	4.38%	(a)	189,392
43,283,000	Bank of America Corp., Series TT (b)	6.13%	(a)	43,469,593
60,800,000	Bank of Montreal (b)	7.70%	05/26/84	62,732,893
18,600,000	Bank of Montreal (b)	7.30%	11/26/84	18,828,557
38,764,000	Bank of Nova Scotia (The) (b)	8.63%	10/27/82	41,159,654
41,149,000	Bank of Nova Scotia (The) (b)	8.00%	01/27/84	43,201,216
15,075,000	Barclays PLC (b) (f)	4.38%	(a)	13,113,064
100,000,000	Barclays PLC (b) (f)	8.00%	(a)	102,954,800
25,750,000	Barclays PLC (b) (f)	9.63%	(a)	28,186,001
11,600,000	BBVA Bancomer S.A. (b) (e) (f)	5.88%	09/13/34	11,055,491
31,600,000	BBVA Bancomer S.A. (b) (e) (f)	8.45%	06/29/38	33,387,802
59,483,000	BNP Paribas S.A. (b) (e) (f)	4.63%	(a)	49,968,789
41,770,000	BNP Paribas S.A. (b) (e) (f)	7.75%	(a)	43,127,429
15,600,000	BNP Paribas S.A. (b) (e) (f)	8.00%	(a)	16,069,167
56,900,000	BNP Paribas S.A. (b) (e) (f)	8.50%	(a)	59,823,977
8,300,000	BNP Paribas S.A. (b) (e) (f)	9.25%	(a)	8,926,027
45,055,000	Citigroup, Inc., Series AA (b)	7.63%	(a)	46,968,997
20,000,000	Citigroup, Inc., Series BB (b)	7.20%	(a)	20,546,780
24,790,000	Citigroup, Inc., Series DD (b)	7.00%	(a)	25,209,120
50,000	Citigroup, Inc., Series M, 3 Mo. CME Term SOFR + CSA + 3.42% (d)	9.01%	(a)	50,057
200,000	Citigroup, Inc., Series P (b)	5.95%	(a)	198,819
13,803,000	Citigroup, Inc., Series W (b)	4.00%	(a)	13,248,375
2,600,000	Citigroup, Inc., Series X (b)	3.88%	(a)	2,470,627
4,200,000	Citigroup, Inc., Series Z (b)	7.38%	(a)	4,317,377
3,460,000	Citizens Financial Group, Inc., Series F (b)	5.65%	(a)	3,402,959
5,653,000	Citizens Financial Group, Inc., Series G (b)	4.00%	(a)	5,141,644
12,500,000	CoBank ACB (b)	7.25%	(a)	12,791,000
12,841,000	CoBank ACB, Series I (b)	6.25%	(a)	12,723,750
34,455,000	CoBank ACB, Series K (b)	6.45%	(a)	34,295,346
9,200,000	Commerzbank AG (b) (f) (g)	7.00%	(a)	9,158,048
6,200,000	Farm Credit Bank of Texas (b)	7.75%	(a)	6,328,761
7,650,000	Farm Credit Bank of Texas, Series 3 (b) (e)	6.20%	(a)	7,305,750
1,300,000	Farm Credit Bank of Texas, Series 4 (b) (e)	5.70%	(a)	1,291,856
18,985,000	Fifth Third Bancorp, Series L (b)	4.50%	(a)	18,498,097
12,800,000	HSBC Holdings PLC (b) (f)	4.60%	(a)	11,128,106
56,700,000	HSBC Holdings PLC (b) (f)	8.00%	(a)	60,069,851
3,250,000	Huntington Bancshares, Inc., Series G (b)	4.45%	(a)	2,998,194
200,000	ING Groep N.V. (b) (f)	6.50%	(a)	199,492

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Banks (Continued)
$22,390,000	ING Groep N.V. (b) (f) (g)	7.50%	(a)	$22,810,652
38,873,000	ING Groep N.V. (b) (f) (g)	8.00%	(a)	40,787,349
92,395,000	Intesa Sanpaolo S.p.A. (b) (e) (f)	7.70%	(a)	92,512,801
93,350,000	JPMorgan Chase & Co., Series NN (b)	6.88%	(a)	96,687,583
200,000	Lloyds Banking Group PLC (b) (f)	6.75%	(a)	200,453
200,000	Lloyds Banking Group PLC (b) (f)	7.50%	(a)	201,204
68,555,000	Lloyds Banking Group PLC (b) (f)	8.00%	(a)	71,353,415
13,700,000	NatWest Group PLC (b) (f)	8.13%	(a)	14,220,093
9,700,000	NatWest Group PLC (b) (f)	6.00%	(a)	9,599,057
1,000,000	NatWest Group PLC (b) (f)	8.00%	(a)	1,011,708
35,116,000	PNC Financial Services Group (The), Inc., Series U (b)	6.00%	(a)	34,708,735
19,345,000	PNC Financial Services Group (The), Inc., Series V (b)	6.20%	(a)	19,343,144
41,711,000	PNC Financial Services Group (The), Inc., Series W (b)	6.25%	(a)	40,766,083
43,000,000	Royal Bank of Canada (b)	7.50%	05/02/84	44,764,634
22,160,000	Societe Generale S.A. (b) (e) (f)	5.38%	(a)	18,501,776
33,820,000	Societe Generale S.A. (b) (e) (f)	9.38%	(a)	34,772,473
25,000,000	Societe Generale S.A. (b) (e) (f)	10.00%	(a)	26,457,875
200,000	Standard Chartered PLC (b) (e) (f)	4.30%	(a)	171,356
200,000	Standard Chartered PLC (b) (e) (f)	7.75%	(a)	204,950
28,330,000	Standard Chartered PLC (b) (e) (f)	7.88%	(a)	28,781,977
17,420,000	Sumitomo Mitsui Financial Group, Inc. (b) (f)	6.60%	(a)	17,592,441
3,200,000	Swedbank AB (b) (f) (g)	7.63%	(a)	3,229,500
21,000,000	Swedbank AB (b) (f) (g)	7.75%	(a)	21,472,500
58,930,000	Toronto-Dominion Bank (The) (b)	8.13%	10/31/82	61,587,684
52,630,000	Wells Fargo & Co. (b)	6.85%	(a)	53,394,680
35,949,000	Wells Fargo & Co. (b)	7.63%	(a)	38,327,793
9,777,000	Wells Fargo & Co., Series BB (b)	3.90%	(a)	9,384,468
				1,919,588,494
	Capital Markets — 6.3%
40,400,000	Ares Finance Co. III LLC (b) (e)	4.13%	06/30/51	37,940,379
33,000	Charles Schwab (The) Corp., Series G (b)	5.38%	(a)	32,696
21,168,000	Charles Schwab (The) Corp., Series H (b)	4.00%	(a)	17,897,498
42,820,000	Charles Schwab (The) Corp., Series I (b)	4.00%	(a)	40,040,545
15,800,000	Charles Schwab (The) Corp., Series K (b)	5.00%	(a)	14,942,389
81,425,000	Credit Suisse Group AG, Claim (c) (h)			9,771,000
1,200,000	Credit Suisse Group AG, Claim (c) (h)			144,000
51,775,000	Credit Suisse Group AG, Claim (c) (h)			6,213,000
76,900,000	Credit Suisse Group AG, Claim (c) (h)			9,228,000
27,200,000	Credit Suisse Group AG, Claim (c) (h)			3,264,000
71,800,000	Deutsche Bank AG, Series 2020 (b) (f)	6.00%	(a)	68,983,767
375,000	Goldman Sachs Group (The), Inc., Series R (b)	4.95%	(a)	372,326
26,100,000	Goldman Sachs Group (The), Inc., Series W (b)	7.50%	(a)	27,369,608
53,403,000	Goldman Sachs Group (The), Inc., Series X (b)	7.50%	(a)	55,173,897
12,536,000	State Street Corp., Series I (b)	6.70%	(a)	12,580,691
31,000,000	State Street Corp., Series J (b)	6.70%	(a)	31,037,751
				334,991,547
	Construction Materials — 0.0%
550,000	Cemex S.A.B. de C.V. (b) (e)	9.13%	(a)	593,580

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Electric Utilities — 3.8%
$24,790,000	American Electric Power Co., Inc. (b)	7.05%	12/15/54	$25,126,078
51,590,000	American Electric Power Co., Inc. (b)	6.95%	12/15/54	52,315,046
25,000	Edison International, Series A (b)	5.38%	(a)	24,491
6,500,000	Emera, Inc., Series 16-A (b)	6.75%	06/15/76	6,490,259
40,300,000	Entergy Corp. (b)	7.13%	12/01/54	40,419,207
21,680,000	EUSHI Finance, Inc. (b) (e)	7.63%	12/15/54	22,142,559
40,856,000	NextEra Energy Capital Holdings, Inc. (b)	6.75%	06/15/54	42,570,440
11,094,000	NextEra Energy Capital Holdings, Inc. (b)	6.70%	09/01/54	11,301,746
				200,389,826
	Financial Services — 2.5%
64,250,000	American AgCredit Corp. (b) (e)	5.25%	(a)	62,965,000
28,250,000	Capital Farm Credit ACA, Series 1 (b) (e)	5.00%	(a)	27,543,752
13,950,000	Compeer Financial ACA (b) (e)	4.88%	(a)	13,601,250
28,304,000	Corebridge Financial, Inc. (b)	6.88%	12/15/52	28,823,294
				132,933,296
	Food Products — 2.0%
10,700,000	Dairy Farmers of America, Inc. (i)	7.13%	(a)	10,925,770
20,360,000	Land O’ Lakes Capital Trust I (i)	7.45%	03/15/28	19,869,275
44,888,000	Land O’ Lakes, Inc. (e)	7.00%	(a)	35,013,192
14,010,000	Land O’ Lakes, Inc. (e)	7.25%	(a)	11,628,130
31,520,000	Land O’ Lakes, Inc. (e)	8.00%	(a)	28,013,400
				105,449,767
	Independent Power and Renewable Electricity Producers — 0.6%
31,000,000	AES Corp. (The) (b)	7.60%	01/15/55	31,557,069
	Insurance — 7.5%
34,460,000	Assurant, Inc. (b)	7.00%	03/27/48	35,061,658
12,699,000	Assured Guaranty Municipal Holdings, Inc. (b) (e)	6.40%	12/15/36	11,355,454
38,875,000	AXIS Specialty Finance LLC (b)	4.90%	01/15/40	36,318,129
24,400,000	CNP Assurances SACA (b) (f) (g)	4.88%	(a)	20,970,885
28,757,000	Enstar Finance, LLC (b)	5.50%	01/15/42	25,741,199
13,700,000	Fortegra Financial Corp. (b) (i)	8.50%	10/15/57	13,204,226
73,935,000	Global Atlantic Fin Co. (b) (e)	4.70%	10/15/51	69,374,566
25,274,000	Global Atlantic Fin Co. (b) (e)	7.95%	10/15/54	25,712,205
63,464,000	Hartford Financial Services Group (The), Inc., 3 Mo. CME Term SOFR + CSA + 2.13% (d) (e)	7.71%	02/12/47	57,194,794
26,429,000	Kuvare US Holdings, Inc. (b) (e)	7.00%	02/17/51	26,495,072
4,310,000	La Mondiale SAM (b) (g)	5.88%	01/26/47	4,281,403
40,630,000	Lancashire Holdings Ltd. (b) (g)	5.63%	09/18/41	37,417,691
35,910,000	Liberty Mutual Group, Inc. (b) (e)	4.13%	12/15/51	33,621,538
800,000	Lincoln National Corp., Series C (b)	9.25%	(a)	865,356
1,140,000	Prudential Financial, Inc. (b)	6.00%	09/01/52	1,143,942
140,000	QBE Insurance Group Ltd. (b) (e)	5.88%	(a)	139,057
				398,897,175
	Multi-Utilities — 3.9%
91,598,000	Algonquin Power & Utilities Corp. (b)	4.75%	01/18/82	83,826,642
27,900,000	Dominion Energy, Inc., Series A (b)	6.88%	02/01/55	28,973,578
15,550,000	Dominion Energy, Inc., Series B (b)	7.00%	06/01/54	16,369,451

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Multi-Utilities (Continued)
$51,968,000	Sempra (b)	4.13%	04/01/52	$48,210,833
29,094,000	Sempra (b)	6.88%	10/01/54	29,218,562
				206,599,066
	Oil, Gas & Consumable Fuels — 6.6%
55,822,000	Enbridge, Inc. (b)	6.25%	03/01/78	53,731,718
28,420,000	Enbridge, Inc. (b)	7.63%	01/15/83	29,601,675
29,000,000	Enbridge, Inc. (b)	8.50%	01/15/84	31,788,843
18,531,000	Enbridge, Inc., Series 16-A (b)	6.00%	01/15/77	18,082,865
39,830,000	Enbridge, Inc., Series 20-A (b)	5.75%	07/15/80	37,852,639
8,631,000	Energy Transfer, L.P., Series B (b)	6.63%	(a)	8,494,292
15,394,000	Energy Transfer, L.P., Series F (b)	6.75%	(a)	15,332,698
69,836,000	Energy Transfer, L.P., Series G (b)	7.13%	(a)	69,787,995
24,814,000	Energy Transfer, L.P., Series H (b)	6.50%	(a)	24,714,059
1,662,000	Enterprise Products Operating LLC (b)	5.38%	02/15/78	1,574,535
29,482,000	Transcanada Trust (b)	5.50%	09/15/79	27,518,531
34,700,000	Transcanada Trust (b)	5.60%	03/07/82	32,227,996
				350,707,846
	Retail REITs — 0.5%
3,700,000	Scentre Group Trust 2 (b) (e)	4.75%	09/24/80	3,604,758
27,435,000	Scentre Group Trust 2 (b) (e)	5.13%	09/24/80	25,998,070
				29,602,828
	Trading Companies & Distributors — 0.0%
29,000	Aircastle Ltd. (b) (e)	5.25%	(a)	28,487
	Total Capital Preferred Securities			3,711,338,981
	(Cost $3,858,897,222)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES — 2.0%
	Insurance — 2.0%
$104,408,028	Highlands Holdings Bond Issuer Ltd. / Highlands Holdings Bond Co-Issuer, Inc., (7.63% cash or 8.38% PIK) (e) (j)	7.63%	10/15/25	105,999,415
	(Cost $106,009,989)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 0.1%
	Capital Markets — 0.1%
134,565	WisdomTree Floating Rate Treasury Fund	6,765,928
	(Cost $6,784,522)

	Total Investments — 98.4%	5,238,881,504
	(Cost $5,543,180,521)
	Net Other Assets and Liabilities — 1.6%	85,413,002
	Net Assets — 100.0%	$5,324,294,506

(a)	Perpetual maturity.
(b)
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at July 31, 2024. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
(c)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P. (the “Advisor”).
(d)	Floating or variable rate security.
(e)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by the Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2024, securities noted as such amounted to $1,103,222,041 or 20.7% of net assets.

(f)
This security is a contingent convertible capital security which may be subject to conversion into common stock of the issuer under certain circumstances. At July 31, 2024, securities noted as such amounted to $1,183,209,528 or 22.2% of net assets. Of these securities, 3.8% originated in emerging markets, and 96.2% originated in foreign markets.

(g)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(h)	Claim pending with the administrative court of Switzerland.
(i)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers
(see Restricted Securities table).

(j)	The issuer will pay interest in cash and/or in PIK interest.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
LIBOR	– London Interbank Offered Rate
PIK	– Payment-in-kind
REITs	– Real Estate Investment Trusts
SOFR	– Secured Overnight Financing Rate
USD	– United States Dollar

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 7/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
$25 Par Preferred Securities:
Gas Utilities	$13,876,798	$—	$13,876,798	$—
Insurance	428,266,996	383,655,560	44,611,436	—
Other Industry Categories*	756,828,562	756,828,562	—	—
$100 Par Preferred Securities*	68,600	—	68,600	—
$1,000 Par Preferred Securities*	215,736,224	215,736,224	—	—
Capital Preferred Securities*	3,711,338,981	—	3,711,338,981	—
Foreign Corporate Bonds and Notes*	105,999,415	—	105,999,415	—
Exchange-Traded Funds*	6,765,928	6,765,928	—	—
Total Investments	$5,238,881,504	$1,362,986,274	$3,875,895,230	$—

*	See Portfolio of Investments for industry breakout.

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)

Restricted Securities
As of July 31, 2024, the Fund held restricted securities as shown in the following table that the Advisor deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees:

Security	Acquisition Date	Par Amount	Current Price	Carrying Cost	Value	% of Net Assets
Dairy Farmers of America, Inc., 7.13%	09/15/16 - 12/08/21	$10,700,000	$102.11	$10,903,500	$10,925,770	0.21%
Fortegra Financial Corp., 8.50%, 10/15/57	10/12/17 - 03/12/18	13,700,000	96.38	13,718,599	13,204,226	0.25
Land O’ Lakes Capital Trust I, 7.45%, 03/15/28	03/20/15 - 05/08/18	20,360,000	97.59	21,363,160	19,869,275	0.37
				$45,985,259	$43,999,271	0.83%

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments
July 31, 2024 (Unaudited)

Shares	Description	Stated Rate	Stated Maturity	Value
$1,000 PAR PREFERRED SECURITIES — 1.7%
	Banks — 1.7%
6,831	Bank of America Corp., Series L	7.25%	(a)	$8,176,775
12,037	Wells Fargo & Co., Series L	7.50%	(a)	14,477,502
	Total $1,000 Par Preferred Securities			22,654,277
	(Cost $24,934,285)

Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES — 93.4%
	Banks — 51.3%
$13,800,000	Banco Bilbao Vizcaya Argentaria S.A. (b) (c)	9.38%	(a)	14,913,976
10,300,000	Banco Bilbao Vizcaya Argentaria S.A., Series 9 (b) (c)	6.50%	(a)	10,285,868
3,000,000	Banco de Credito e Inversiones S.A. (b) (c) (d)	8.75%	(a)	3,159,615
840,000	Banco de Credito e Inversiones S.A. (b) (c) (e)	8.75%	(a)	884,692
2,000,000	Banco Mercantil del Norte S.A. (b) (c) (d)	6.63%	(a)	1,815,713
10,101,000	Banco Mercantil del Norte S.A. (b) (c) (d)	7.50%	(a)	9,955,162
3,592,000	Banco Mercantil del Norte S.A. (b) (c) (d)	7.63%	(a)	3,594,895
3,400,000	Banco Mercantil del Norte S.A. (b) (c) (d)	8.38%	(a)	3,499,909
3,800,000	Banco Santander S.A. (b) (c)	8.00%	(a)	3,844,024
9,000,000	Banco Santander S.A. (b) (c)	4.75%	(a)	8,317,900
7,000,000	Banco Santander S.A. (b) (c)	9.63%	(a)	7,639,877
15,000,000	Banco Santander S.A. (b) (c)	9.63%	(a)	17,157,900
200,000	Bank of America Corp., Series RR (c)	4.38%	(a)	189,392
23,796,000	Bank of America Corp., Series TT (c)	6.13%	(a)	23,898,585
2,684,000	Bank of America Corp., Series X (c)	6.25%	(a)	2,688,226
22,956,000	Bank of Montreal (c)	7.70%	05/26/84	23,685,794
4,500,000	Bank of Montreal (c)	7.30%	11/26/84	4,555,296
19,400,000	Bank of Nova Scotia (The) (c)	8.63%	10/27/82	20,598,939
12,600,000	Bank of Nova Scotia (The) (c)	8.00%	01/27/84	13,228,397
6,300,000	Barclays PLC (b) (c)	4.38%	(a)	5,480,086
20,050,000	Barclays PLC (b) (c)	8.00%	(a)	20,642,437
6,650,000	Barclays PLC (b) (c)	9.63%	(a)	7,279,103
700,000	BBVA Bancomer S.A. (b) (c) (d)	5.88%	09/13/34	667,142
7,200,000	BBVA Bancomer S.A. (b) (c) (d)	8.45%	06/29/38	7,607,347
18,000,000	BNP Paribas S.A. (b) (c) (d)	4.63%	(a)	15,120,929
10,890,000	BNP Paribas S.A. (b) (c) (d)	7.75%	(a)	11,243,900
3,700,000	BNP Paribas S.A. (b) (c) (d)	8.00%	(a)	3,811,277
23,450,000	BNP Paribas S.A. (b) (c) (d)	8.50%	(a)	24,655,049
1,000,000	BNP Paribas S.A. (b) (c) (d)	9.25%	(a)	1,075,425
1,300,000	Citigroup, Inc., Series AA (c)	7.63%	(a)	1,355,226
4,000,000	Citigroup, Inc., Series BB (c)	7.20%	(a)	4,109,356
6,070,000	Citigroup, Inc., Series DD (c)	7.00%	(a)	6,172,624
100,000	Citigroup, Inc., Series M, 3 Mo. CME Term SOFR + CSA + 3.42% (f)	9.01%	(a)	100,115
5,814,000	Citigroup, Inc., Series P (c)	5.95%	(a)	5,779,665
4,149,000	Citigroup, Inc., Series W (c)	4.00%	(a)	3,982,287
8,195,000	Citigroup, Inc., Series X (c)	3.88%	(a)	7,787,225
2,979,000	Citigroup, Inc., Series Y (c)	4.15%	(a)	2,769,778
11,278,000	Citizens Financial Group, Inc., Series F (c)	5.65%	(a)	11,092,072
12,941,000	Citizens Financial Group, Inc., Series G (c)	4.00%	(a)	11,770,389
3,000,000	CoBank ACB (c)	7.25%	(a)	3,069,840

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Banks (Continued)
$1,101,000	CoBank ACB, Series I (c)	6.25%	(a)	$1,090,947
3,185,000	CoBank ACB, Series K (c)	6.45%	(a)	3,170,242
400,000	Commerzbank AG (b) (c) (e)	7.00%	(a)	398,176
1,000,000	Corestates Capital III, 3 Mo. CME Term SOFR + CSA + 0.57% (d) (f)	6.15%	02/15/27	978,079
3,400,000	Danske Bank A/S (b) (c) (e)	4.38%	(a)	3,208,750
1,500,000	Farm Credit Bank of Texas (c)	7.75%	(a)	1,531,152
800,000	Farm Credit Bank of Texas, Series 3 (c) (d)	6.20%	(a)	764,000
200,000	Farm Credit Bank of Texas, Series 4 (c) (d)	5.70%	(a)	198,747
3,290,000	Fifth Third Bancorp, Series L (c)	4.50%	(a)	3,205,622
4,200,000	HSBC Holdings PLC (b) (c)	4.60%	(a)	3,651,410
19,600,000	HSBC Holdings PLC (b) (c)	8.00%	(a)	20,764,887
735,000	Huntington Bancshares, Inc., Series F (c)	5.63%	(a)	707,690
3,700,000	Huntington Bancshares, Inc., Series G (c)	4.45%	(a)	3,413,328
200,000	ING Groep N.V. (b) (c)	6.50%	(a)	199,492
24,404,000	ING Groep N.V. (b) (c) (e)	7.50%	(a)	24,862,490
8,885,000	ING Groep N.V. (b) (c) (e)	8.00%	(a)	9,322,553
23,670,000	Intesa Sanpaolo S.p.A. (b) (c) (d)	7.70%	(a)	23,700,179
8,295,000	JPMorgan Chase & Co., Series KK (c)	3.65%	(a)	7,897,616
22,200,000	JPMorgan Chase & Co., Series NN (c)	6.88%	(a)	22,993,726
200,000	Lloyds Banking Group PLC (b) (c)	6.75%	(a)	200,453
200,000	Lloyds Banking Group PLC (b) (c)	7.50%	(a)	201,204
24,180,000	Lloyds Banking Group PLC (b) (c)	8.00%	(a)	25,167,028
3,200,000	NatWest Group PLC (b) (c)	8.13%	(a)	3,321,482
21,686,000	NatWest Group PLC (b) (c)	6.00%	(a)	21,460,325
6,550,000	NatWest Group PLC (b) (c)	8.00%	(a)	6,626,687
11,084,000	PNC Financial Services Group (The), Inc., Series U (c)	6.00%	(a)	10,955,451
12,525,000	PNC Financial Services Group (The), Inc., Series V (c)	6.20%	(a)	12,523,798
8,499,000	PNC Financial Services Group (The), Inc., Series W (c)	6.25%	(a)	8,306,464
12,000,000	Royal Bank of Canada (c)	7.50%	05/02/84	12,492,456
5,600,000	Societe Generale S.A. (b) (c) (d)	5.38%	(a)	4,675,539
7,200,000	Societe Generale S.A. (b) (c) (d)	9.38%	(a)	7,402,774
11,000,000	Societe Generale S.A. (b) (c) (d)	10.00%	(a)	11,641,465
200,000	Standard Chartered PLC (b) (c) (d)	7.75%	(a)	204,950
5,070,000	Standard Chartered PLC (b) (c) (d)	7.88%	(a)	5,150,887
6,200,000	Sumitomo Mitsui Financial Group, Inc. (b) (c)	6.60%	(a)	6,261,374
600,000	Swedbank AB (b) (c) (e)	7.63%	(a)	605,531
6,200,000	Swedbank AB (b) (c) (e)	7.75%	(a)	6,339,500
29,880,000	Toronto-Dominion Bank (The) (c)	8.13%	10/31/82	31,227,558
12,879,000	Wells Fargo & Co. (c)	6.85%	(a)	13,066,123
11,640,000	Wells Fargo & Co. (c)	7.63%	(a)	12,410,234
13,695,000	Wells Fargo & Co., Series BB (c)	3.90%	(a)	13,145,167
				674,930,968
	Capital Markets — 8.2%
8,435,000	Ares Finance Co. III LLC (c) (d)	4.13%	06/30/51	7,921,463
3,100,000	Charles Schwab (The) Corp., Series G (c)	5.38%	(a)	3,071,472
16,000,000	Charles Schwab (The) Corp., Series H (c)	4.00%	(a)	13,527,965
15,529,000	Charles Schwab (The) Corp., Series I (c)	4.00%	(a)	14,521,009
250,000	Charles Schwab (The) Corp., Series K (c)	5.00%	(a)	236,430
6,243,000	Credit Suisse Group AG, Claim (g) (h)			749,160

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Capital Markets (Continued)
$2,057,000	Credit Suisse Group AG, Claim (g) (h)			$246,840
7,770,000	Credit Suisse Group AG, Claim (g) (h)			932,400
4,150,000	Credit Suisse Group AG, Claim (g) (h)			498,000
18,000,000	Credit Suisse Group AG, Claim (g) (h)			2,160,000
13,950,000	Deutsche Bank AG, Series 2020 (b) (c)	6.00%	(a)	13,402,835
1,200,000	Goldman Sachs Group (The), Inc., Series R (c)	4.95%	(a)	1,191,444
2,899,000	Goldman Sachs Group (The), Inc., Series T (c)	3.80%	(a)	2,725,713
3,185,000	Goldman Sachs Group (The), Inc., Series U (c)	3.65%	(a)	2,950,827
11,900,000	Goldman Sachs Group (The), Inc., Series W (c)	7.50%	(a)	12,478,864
12,876,000	Goldman Sachs Group (The), Inc., Series X (c)	7.50%	(a)	13,302,981
811,000	Morgan Stanley, Series M (c)	5.88%	(a)	801,819
9,887,000	State Street Corp., Series I (c)	6.70%	(a)	9,922,247
7,570,000	State Street Corp., Series J (c)	6.70%	(a)	7,579,219
				108,220,688
	Construction Materials — 0.4%
4,800,000	Cemex S.A.B. de C.V. (c) (d)	9.13%	(a)	5,180,333
	Electric Utilities — 5.5%
6,000,000	American Electric Power Co., Inc. (c)	7.05%	12/15/54	6,081,342
8,260,000	American Electric Power Co., Inc. (c)	6.95%	12/15/54	8,376,086
7,134,000	American Electric Power Co., Inc. (c)	3.88%	02/15/62	6,674,867
25,000	Edison International, Series A (c)	5.38%	(a)	24,491
18,120,000	Emera, Inc., Series 16-A (c)	6.75%	06/15/76	18,092,844
10,000,000	Entergy Corp. (c)	7.13%	12/01/54	10,029,580
5,230,000	EUSHI Finance, Inc. (c) (d)	7.63%	12/15/54	5,341,586
9,894,000	NextEra Energy Capital Holdings, Inc. (c)	6.75%	06/15/54	10,309,182
7,506,000	NextEra Energy Capital Holdings, Inc. (c)	6.70%	09/01/54	7,646,557
				72,576,535
	Financial Services — 1.9%
3,000,000	American AgCredit Corp. (c) (d)	5.25%	(a)	2,940,000
4,200,000	Capital Farm Credit ACA, Series 1 (c) (d)	5.00%	(a)	4,095,000
650,000	Compeer Financial ACA (c) (d)	4.88%	(a)	633,750
14,096,000	Corebridge Financial, Inc. (c)	6.88%	12/15/52	14,354,620
2,512,000	Equitable Holdings, Inc., Series B (c)	4.95%	(a)	2,471,874
755,000	Voya Financial, Inc., Series A (c)	7.76%	(a)	796,055
				25,291,299
	Food Products — 0.7%
1,200,000	Dairy Farmers of America, Inc. (i)	7.13%	(a)	1,225,320
1,131,000	Land O’ Lakes Capital Trust I (i)	7.45%	03/15/28	1,103,740
6,146,000	Land O’ Lakes, Inc. (d)	7.00%	(a)	4,793,956
2,220,000	Land O’ Lakes, Inc. (d)	7.25%	(a)	1,842,573
400,000	Land O’ Lakes, Inc. (e)	7.25%	(a)	331,995
535,000	Land O’ Lakes, Inc. (d)	8.00%	(a)	475,481
				9,773,065
	Independent Power and Renewable Electricity Producers — 0.6%
7,400,000	AES Corp. (The) (c)	7.60%	01/15/55	7,532,978
	Insurance — 11.3%
4,288,000	Assurant, Inc. (c)	7.00%	03/27/48	4,362,867
2,300,000	Assured Guaranty Municipal Holdings, Inc. (c) (d)	6.40%	12/15/36	2,056,661
1,700,000	Assured Guaranty Municipal Holdings, Inc. (c) (e)	6.40%	12/15/66	1,520,141

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Insurance (Continued)
$9,496,000	AXIS Specialty Finance LLC (c)	4.90%	01/15/40	$8,871,433
11,200,000	CNP Assurances SACA (b) (c) (e)	4.88%	(a)	9,625,980
10,538,000	Enstar Finance, LLC (c)	5.50%	01/15/42	9,432,860
25,534,000	Global Atlantic Fin Co. (c) (d)	4.70%	10/15/51	23,959,021
6,106,000	Global Atlantic Fin Co. (c) (d)	7.95%	10/15/54	6,211,867
20,493,000	Hartford Financial Services Group (The), Inc., 3 Mo. CME Term SOFR + CSA + 2.13% (d) (f)	7.71%	02/12/47	18,468,626
2,464,000	Kuvare US Holdings, Inc. (c) (d)	7.00%	02/17/51	2,470,160
3,631,000	La Mondiale SAM (c) (e)	5.88%	01/26/47	3,606,908
6,850,000	Lancashire Holdings Ltd. (c) (e)	5.63%	09/18/41	6,308,422
10,300,000	Liberty Mutual Group, Inc. (c) (d)	4.13%	12/15/51	9,643,604
6,585,000	Liberty Mutual Group, Inc. (d)	4.30%	02/01/61	4,147,506
15,876,000	Lincoln National Corp., Series C (c)	9.25%	(a)	17,172,990
2,501,000	Markel Group, Inc. (c)	6.00%	(a)	2,489,255
6,514,000	MetLife Capital Trust IV (d)	7.88%	12/15/37	7,059,977
2,900,000	MetLife, Inc. (d)	9.25%	04/08/38	3,402,103
6,506,000	Prudential Financial, Inc. (c)	6.00%	09/01/52	6,528,498
1,234,000	QBE Insurance Group Ltd. (c) (d)	5.88%	(a)	1,225,690
				148,564,569
	Multi-Utilities — 5.2%
26,717,000	Algonquin Power & Utilities Corp. (c)	4.75%	01/18/82	24,450,276
6,700,000	Dominion Energy, Inc., Series A (c)	6.88%	02/01/55	6,957,813
16,700,000	Dominion Energy, Inc., Series B (c)	7.00%	06/01/54	17,580,053
3,572,000	NiSource, Inc. (c)	6.95%	11/30/54	3,631,229
9,518,000	Sempra (c)	4.13%	04/01/52	8,829,871
6,742,000	Sempra (c)	6.88%	10/01/54	6,770,865
				68,220,107
	Oil, Gas & Consumable Fuels — 7.0%
1,026,000	Enbridge, Inc. (c)	6.25%	03/01/78	987,581
6,955,000	Enbridge, Inc. (c)	7.63%	01/15/83	7,244,182
14,500,000	Enbridge, Inc. (c)	8.50%	01/15/84	15,894,422
8,398,000	Enbridge, Inc., Series 16-A (c)	6.00%	01/15/77	8,194,911
8,364,000	Enbridge, Inc., Series 20-A (c)	5.75%	07/15/80	7,948,769
1,069,000	Energy Transfer, L.P., Series B (c)	6.63%	(a)	1,052,068
4,125,000	Energy Transfer, L.P., Series F (c)	6.75%	(a)	4,108,574
24,300,000	Energy Transfer, L.P., Series G (c)	7.13%	(a)	24,283,296
4,411,000	Energy Transfer, L.P., Series H (c)	6.50%	(a)	4,393,234
278,000	Enterprise Products Operating LLC (c)	5.38%	02/15/78	263,370
11,394,000	Transcanada Trust (c)	5.50%	09/15/79	10,635,172
7,650,000	Transcanada Trust (c)	5.60%	03/07/82	7,105,019
				92,110,598
	Retail REITs — 1.3%
6,204,000	Scentre Group Trust 2 (c) (d)	4.75%	09/24/80	6,044,302
11,220,000	Scentre Group Trust 2 (c) (d)	5.13%	09/24/80	10,632,344
				16,676,646
	Trading Companies & Distributors — 0.0%
28,000	Aircastle Ltd. (c) (d)	5.25%	(a)	27,505
	Total Capital Preferred Securities			1,229,105,291
	(Cost $1,206,203,257)

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES — 1.5%
	Insurance — 1.5%
$18,900,342	Highlands Holdings Bond Issuer Ltd. / Highlands Holdings Bond Co-Issuer, Inc., (7.63% cash or 8.38% PIK) (d) (j)	7.63%	10/15/25	$19,188,421
	(Cost $18,990,147)

	Total Investments — 96.6%			1,270,947,989
	(Cost $1,250,127,689)
	Net Other Assets and Liabilities — 3.4%			44,489,005
	Net Assets — 100.0%			$1,315,436,994

(a)	Perpetual maturity.
(b)
This security is a contingent convertible capital security which may be subject to conversion into common stock of the issuer under certain circumstances. At July 31, 2024, securities noted as such amounted to $391,048,177 or 29.7% of net assets. Of these securities, 6.9% originated in emerging markets, and 93.1% originated in foreign markets.

(c)
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at July 31, 2024. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(d)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2024, securities noted as such amounted to $288,684,912 or 21.9%
of net assets.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Floating or variable rate security.
(g)	Claim pending with the administrative court of Switzerland.
(h)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(i)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers
(see Restricted Securities table).

(j)	The issuer will pay interest in cash and/or in PIK interest.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
PIK	– Payment-in-kind
REITs	– Real Estate Investment Trusts
SOFR	– Secured Overnight Financing Rate

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 7/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
$1,000 Par Preferred Securities*	$22,654,277	$22,654,277	$—	$—
Capital Preferred Securities*	1,229,105,291	—	1,229,105,291	—
Foreign Corporate Bonds and Notes*	19,188,421	—	19,188,421	—
Total Investments	$1,270,947,989	$22,654,277	$1,248,293,712	$—

*	See Portfolio of Investments for industry breakout.

Restricted Securities
As of July 31, 2024, the Fund held restricted securities as shown in the following table that the Advisor deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees:

Security	Acquisition Date	Par Amount	Current Price	Carrying Cost	Value	% of Net Assets
Dairy Farmers of America, Inc., 7.13%	01/21/21 - 12/08/21	$1,200,000	$102.11	$1,222,750	$1,225,320	0.09%
Land O’ Lakes Capital Trust I, 7.45%, 03/15/28	05/04/18 - 01/16/24	1,131,000	97.59	1,191,833	1,103,740	0.09
				$2,414,583	$2,329,060	0.18%

First Trust Exchange-Traded Fund III
Additional Information
July 31, 2024 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.